Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,519,541.53
Previously Paid Amount	0.00
Total Fee Amount	486.05
Total Offset Amount	0.00
Net Fee	$ 486.05